Transactions with Related Parties - Summary of Receivables/(Payables) from/(to) Related Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total Receivables	$ 7,248,319	$ 8,313,623
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total Receivables	$ 7,248,319	$ 8,313,623